Pension and Post-retirement Plans - Net Periodic Credit (Details) - Post-retirement healthcare obligations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 2,324	$ 1,616	$ 1,582
Interest cost	782	870	1,029
Amortization of prior service credit	(3,481)	(3,481)	(3,481)
Amortization of (gain) loss	153	(83)	(106)
Net periodic post-retirement credit	$ (222)	$ (1,078)	$ (976)